Share-based Payments - Board LTIP share awards 2020 (Details) - Board LTIP 2020 [Member] - EquityInstruments	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payments
Beginning balance	31,371	31,371
Change	(1,443)	0
End balance	29,928	31,371
Elmar Schnee
Share-Based Payments
Beginning balance	14,063	14,063
Change		0
End balance	14,063	14,063
Hilde Furberg
Share-Based Payments
Beginning balance	4,327	4,327
Change		0
End balance	4,327	4,327
Lennart Hansson
Share-Based Payments
Beginning balance	4,327	4,327
Change	(1,443)	0
End balance	2,884	4,327
Diane Parks
Share-Based Payments
Beginning balance	4,327	4,327
Change		0
End balance	4,327	4,327
Molly Henderson
Share-Based Payments
Beginning balance	4,327	4,327
Change		0
End balance	4,327	4,327